Financial Risk Management Objectives and Policies (Details 2) - Trade Receivables [Member] - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Gross carrying amount	$ 49,519	$ 332,972
Loss allowance	$ 30,055	$ 34,046
121+ [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	100.00%	91.64%
Gross carrying amount	$ 23,721	$ 19,842
Loss allowance	$ 23,721	$ 18,182
Current [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.60%	1.66%
Gross carrying amount	$ 2,820	$ 209,731
Loss allowance	$ 17	$ 3,476
1-30 [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	8.06%	6.19%
Gross carrying amount	$ 1,055	$ 83,291
Loss allowance	$ 85	$ 5,153
31-60 [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.00%	18.28%
Gross carrying amount		$ 15,385
Loss allowance		$ 2,813
61-90 [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	23.35%	30.06%
Gross carrying amount	$ 14,476	$ 416
Loss allowance	$ 3,380	$ 125
91-120 [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	38.30%	99.78%
Gross carrying amount	$ 7,447	$ 4,307
Loss allowance	$ 2,852	$ 4,297